Long-term bank loans (Tables)	12 Months Ended
Dec. 31, 2015
Debt Instrument [Line Items]
Schedule of Long-Term Bank Loans
	December 31, 2014	December 31, 2015
	US$	US$
Loan from ICBC
Due July 20, 2016 at 5.25% per annum*	14,708,286	10,779,845
	14,708,286	10,779,845
Loan from Agricultural Bank of China
Due May 30, 2015, at 6.77% per annum**	3,268,508	-
Due June 30, 2015, at 6.77% per annum**	8,171,270	-
Due April 18, 2015, at 6.46% per annum**	8,171,270	-
Due November 18, 2015, at 6.46% per annum**	1,634,254	-
Due March 18, 2016, at 6.46% per annum**	8,171,270	-
Due May 18, 2016, at 5.78% per annum*	6,537,016	6,159,911
	35,953,588	6,159,911
Loan from China Guangfa Bank
Due June 20, 2015, at 7.07% per annum**	1,323,746	-
Due May 29, 2016, at 8.00% per annum*	11,439,778	3,233,953
Due December 23, 2017, at 8.4% per annum*	16,342,539	6,159,911
Due February 17, 2018, at 8.4% per annum*	-	30,799,556
	29,106,063	40,193,420
Loan from Bank of China
Due December 30, 2015, at 8.45% per annum**	32,685,079	-
Due January 8, 2016, at 8.45% per annum**	24,513,809	-
	57,198,888	-
Loan from China Construction Bank
Due January 23, 2017, at 5.70% per annum*	113,642,752	76,998,891
	113,642,752	76,998,891
Loan from Bank of Shanghai
Due April 30, 2017, at 9.10% per annum*	86,615,460	35,419,490
	86,615,460	35,419,490
Loan from The Bank of East Asia
Due April 27, 2018, at 6.18% per annum*	-	47,428,237
	-	47,428,237
Loan from Ping An Bank
Due March 20, 2018, at 9.25% per annum*	-	43,119,380
	-	43,119,380
Total	337,225,037	260,099,174

Less: current portion of long-term bank loans	(284,928,910)	(246,239,374)

Total long-term bank loans	52,296,127	13,859,800

*
Pursuant to the loan contracts, if the Group achieves an agreed upon sales target from the sales of the underlying real estate properties under development, the Group has an obligation to repay the loan before the maturity date. Therefore, the respective current portions of these loans have been classified as current liabilities as of December 31, 2015.

**	These loans were paid in full during 2015.

Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Schedule of Maturities
Year	Amount
US$
2016	20,173,709
2017	118,578,292
2018	121,347,173
Less: current portion of long-term bank loans	246,239,374
Total: long-term bank loans	13,859,800